Document and Entity Information	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2024
Entity File Number	001-32407
Entity Registrant Name	ARC DOCUMENT SOLUTIONS, INC.
Entity Central Index Key	0001305168
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1700361
Entity Address, Address Line One	12657 Alcosta Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Ramon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	949-5100
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ARC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false